SHAREHOLDERS' EQUITY (Schedule of Composition Non-Controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance	$ 50,053
Shares issuance to non-controlling interests	27,448
Share-based compensation	1,578	$ 1,731	$ 2,244
Benefit to non-controlling interests regarding Share-based compensation
Loss attributed to non-controlling interests	(1,003)	(54)
Balance	50,144	50,053
Non-controlling interests [member]
Statement Line Items [Line Items]
Balance	253
Shares issuance to non-controlling interests	10,042	160
Share-based compensation	764	147
Benefit to non-controlling interests regarding Share-based compensation	17
Loss attributed to non-controlling interests	(1,003)	(54)
Balance	$ 10,073	$ 253